Employee Option Plans - Schedule of Defined Benefit Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Defined Benefit Plans [Abstract]
Defined benefit obligation	$ 90,272	$ 81,216
Fair value of plan assets	(84,725)	(70,978)
Net defined benefit liability	$ 5,547	$ 10,238